Document and Entity Information	15 Months Ended
Oct. 31, 2012
Document Type	S-1
Amendment Flag	true
Amendment Description
Document Period End Date	Oct 31, 2012
Trading Symbol	iftv
Entity Registrant Name	INFITECH VENTURES INC
Entity Central Index Key	0001129096
Current Fiscal Year End Date	--07-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

Statement of Financial Position (USD $)	Oct. 31, 2012	Jul. 31, 2012	Jul. 31, 2011
Current
Cash	$ 15,149	$ 1,400	$ 9,122
Deferred tax asset less valuation allowance of $346,150	0	0	0
Total assets	15,149	1,400	9,122
Current
Accounts payable and accrued liabilities	23,543	64,023	51,330
Accounts payable and accrued liabilities - related party	22,200	21,600	19,200
Due to related parties	134,236	133,488	98,946
Total current liabilities	179,979	219,111	169,476
Stockholders' deficiency
Common stock Authorized 100,000,000 common shares with par value of $0.001 Issued and outstanding 14,961,666 shares (July 31, 2012 - 14,694,999)	14,962	14,695	14,595
Additional paid-in capital	813,298	758,565	688,665
Subscriptions received	25,000	0
Deficit accumulated during the development stage	(1,018,090)	(990,971)	(863,614)
Total stockholders' deficiency	(164,830)	(217,711)	(160,354)
Total liabilities and stockholders' deficiency	$ 15,149	$ 1,400	$ 9,122

Statement of Financial Position (Parenthetical) (USD $)	Oct. 31, 2012	Jul. 31, 2012	Jul. 31, 2011
Deferred Tax Assets, Valuation Allowance	$ 346,150	$ 336,930	$ 293,629
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	14,961,666	14,694,999	14,594,999
Common Stock, Shares, Outstanding	14,961,666	14,694,999	14,594,999

Statement of Operations (USD $)	3 Months Ended		12 Months Ended		141 Months Ended	144 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Oct. 31, 2012
Expenses
Contributed executive services	$ 15,000	$ 15,000	$ 60,000	$ 60,000	$ 540,000	$ 555,000
Office	3,136	5,088	9,322	7,793	44,469	47,605
Professional fees	8,310	5,750	55,151	34,835	360,821	369,131
Rent	600	600	2,400	2,400	26,400	27,000
Foreign exchange loss	73	4	484	11	89	162
Web-site development	0	0	0	0	1,692	1,692
Loss before other items	(27,119)	(26,442)	(127,357)	(105,039)	(973,471)	(1,000,590)
Write off of patent	0	0	0	0	(17,500)	(17,500)
Net loss	$ (27,119)	$ (26,442)	$ (127,357)	$ (105,039)	$ (990,971)	$ (1,018,090)
Basic and diluted net loss per share	$ 0	$ 0	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding	14,718,187	14,594,999	14,538,442	14,501,574

Statement of Cash Flows (USD $)	3 Months Ended		12 Months Ended		141 Months Ended	144 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Oct. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (27,119)	$ (26,442)	$ (127,357)	$ (105,039)	$ (990,971)	$ (1,018,090)
Contributed executive services	15,000	15,000	60,000	60,000	540,000	555,000
Write off of patent	0	0	0	0	17,500	17,500
Changes in non-cash working capital items
Increase (decrease) in accounts payable and accrued liabilities	(40,480)	(12,780)	12,693	18,836	64,023	23,543
Increase in accounts payable and accrued liabilities - related party	600	600	2,400	2,400	21,600	22,200
Net cash used in operating activities	(51,999)	(23,622)	(52,264)	(23,803)	(347,848)	(399,847)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of common stock	40,000	0	10,000	10,000	225,760	265,760
Subscriptions received	25,000	0				25,000
Increase in due to related parties	748	17,500	34,542	22,000	133,488	134,236
Net cash provided by financing activities	65,748	17,500	44,542	32,000	359,248	424,996
CASH FLOWS FROM INVESTMENT ACTIVITIES
Acquisition of patent	0	0	0	0	(10,000)	(10,000)
Net cash used in investment activities	0	0	0	0	(10,000)	(10,000)
Change in cash for the period	13,749	(6,122)	(7,722)	8,197	1,400	15,149
Cash, beginning of period	1,400	9,122	9,122	925	0	0
Cash, end of period	15,149	3,000	1,400	9,122	1,400	15,149
Cash paid for interest during the period	0	0	0	0	0	0
Cash paid for income taxes during the period	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

Statement of Stockholders Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Obligation to Issue Shares [Member]	Share Subscriptions [Member]	Deficit Accumulated During the Development Stage [Member]	Total
Beginning Balance at Oct. 24, 2000
Common stock issued for cash at $0.001 per share, November 13, 2000	$ 6,000					$ 6,000
Common stock issued for cash at $0.001 per share, November 13, 2000 (Shares)	6,000,000
Common stock issued for cash at $0.01 per share, February 28, 2001	6,000	54,000				60,000
Common stock issued for cash at $0.01 per share, February 28, 2001 (Shares)	6,000,000
Net Loss					(6,995)	(6,995)
Ending Balance at Jul. 31, 2001	12,000	54,000			(6,995)	59,005
Ending Balance (Shares) at Jul. 31, 2001	12,000,000
Net Loss					(3,645)	(3,645)
Ending Balance at Jul. 31, 2002	12,000	54,000			(10,640)	55,360
Beginning Balance (Shares) at Jul. 31, 2002	12,000,000
Common stock issued for cash at $0.05 per share, August 15, 2002	40	1,960				2,000
Common stock issued for cash at $0.05 per share, August 15, 2002 (Shares)	40,000
Common stock issued for cash at $0.05 per share, December 31, 2002	54	2,646				2,700
Common stock issued for cash at $0.05 per share, December 31, 2002 (Shares)	54,000
Net Loss					(5,722)	(5,722)
Ending Balance at Jul. 31, 2003	12,094	58,606			(16,362)	54,338
Ending Balance (Shares) at Jul. 31, 2003	12,094,000
Obligation to issue shares for patent			7,500			7,500
Contributed executive services		60,000				60,000
Net Loss					(78,146)	(78,146)
Ending Balance at Jul. 31, 2004	12,094	118,606	7,500		(94,508)	43,692
Beginning Balance (Shares) at Jul. 31, 2004	12,094,000
Shares issued for patent	150	7,350	(7,500)
Shares issued for patent (Shares)	150,000
Subscriptions received				33,960		33,960
Contributed executive services		60,000				60,000
Net Loss					(139,743)	(139,743)
Ending Balance at Jul. 31, 2005	12,244	185,956		33,960	(234,251)	(2,091)
Ending Balance (Shares) at Jul. 31, 2005	12,244,000
Common stock issued for cash at $0.06 per share , October 20, 2005	601	35,459		(33,960)		2,100
Common stock issued for cash at $0.06 per share , October 20, 2005 (Shares)	601,000
Contributed executive services		60,000				60,000
Net Loss					(98,821)	(98,821)
Ending Balance at Jul. 31, 2006	12,845	281,415			(333,072)	(38,812)
Ending Balance (Shares) at Jul. 31, 2006	12,845,000
Contributed executive services		60,000				60,000
Net Loss					(122,641)	(122,641)
Ending Balance at Jul. 31, 2007	12,845	341,415			(455,713)	(101,453)
Beginning Balance (Shares) at Jul. 31, 2007	12,845,000
Common stock issued for cash at $0.06 per share, October 26, 2007	400	23,600				24,000
Common stock issued for cash at $0.06 per share, October 26, 2007 (Shares)	400,000
Contributed executive services		60,000				60,000
Net Loss					(109,388)	(109,388)
Ending Balance at Jul. 31, 2008	13,245	425,015			(565,101)	(126,841)
Ending Balance (Shares) at Jul. 31, 2008	13,245,000
Common stock issued at $0.06 per share August 21, 2008	417	24,583				25,000
Common stock issued at $0.06 per share August 21, 2008 (Shares)	416,666
Common stock issued at $0.06 per share, May 11, 2009	333	19,667				20,000
Common stock issued at $0.06 per share, May 11, 2009 (Shares)	333,333
Contributed executive services		60,000				60,000
Net Loss					(96,268)	(96,268)
Ending Balance at Jul. 31, 2009	13,995	529,265			(661,369)	(118,109)
Ending Balance (Shares) at Jul. 31, 2009	13,994,999
Common stock issued at $0.06 per share January 21, 2010	250	14,750				15,000
Common stock issued at $0.06 per share January 21, 2010 (Shares)	250,000
Common stock issued at $0.06 per share June 15, 2010	250	14,750				15,000
Common stock issued at $0.06 per share June 15, 2010 (Shares)	250,000
Contributed executive services		60,000				60,000
Net Loss					(97,206)	(97,206)
Ending Balance at Jul. 31, 2010	14,495	618,765			(758,575)	(125,315)
Ending Balance (Shares) at Jul. 31, 2010	14,494,999
Common stock issued at $0.10 per share July 7, 2011	100	9,900				10,000
Common stock issued at $0.10 per share July 7, 2011 (Shares)	100,000
Contributed executive services		60,000				60,000
Net Loss					(105,039)	(105,039)
Ending Balance at Jul. 31, 2011	14,595	688,665			(863,614)	(160,354)
Ending Balance (Shares) at Jul. 31, 2011	14,594,999
Common stock issued at $0.10 per share February 23, 2012	100	9,900				10,000
Common stock issued at $0.10 per share February 23, 2012 (Shares)	100,000
Contributed executive services		60,000				60,000
Net Loss					(127,357)	(127,357)
Ending Balance at Jul. 31, 2012	14,695	758,565			(990,971)	(217,711)
Ending Balance (Shares) at Jul. 31, 2012	14,694,999
Common stock issued at $0.15 per share October 23, 2012	267	39,733				40,000
Common stock issued at $0.15 per share October 23, 2012 (Shares)	266,667
Subscriptions received				25,000		25,000
Contributed executive services		15,000				15,000
Net Loss					(27,119)	(27,119)
Ending Balance at Oct. 31, 2012	$ 14,962	$ 813,298		$ 25,000	$ (1,018,090)	$ (164,830)
Ending Balance (Shares) at Oct. 31, 2012	14,961,666

HISTORY AND ORGANIZATION OF THE COMPANY	3 Months Ended	12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012
HISTORY AND ORGANIZATION OF THE COMPANY [Text Block]
1.	HISTORY AND ORGANIZATION OF THE COMPANY

The Company was incorporated on October 24, 2000 under the Laws of the State of Nevada. The Company intended to develop and market a wax technology relating to the process of solidifying and removing spilled oil on land and water. The Company is considered to be a development stage company as it has not generated revenues from operations.

All amounts are stated in United States dollars unless otherwise noted.

1.	HISTORY AND ORGANIZATION OF THE COMPANY

The Company was incorporated on October 24, 2000 under the Laws of the State of Nevada. The Company intended to develop and market a wax technology relating to the process of solidifying and removing spilled oil on land and water. The Company is considered to be a development stage company as it has not generated revenues from operations.

All amounts are stated in United States dollars unless otherwise noted.

GOING CONCERN	3 Months Ended	12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012
GOING CONCERN [Text Block]
2.	GOING CONCERN

These financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America with the on-going assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. However, certain conditions noted below currently exist which raise substantial doubt about the Company’s ability to continue as a going concern.

The operations of the Company have primarily been funded by the issuance of common stock. Continued operations of the Company are dependant on the Company’s ability to complete equity financings or generate profitable operations in the future. Management’s plan in this regard is to secure additional funds through future equity sales. Such sales may not be available or may not be available on reasonable terms.

There can be no assurance the Company will be able to continue to raise funds in which case the Company may be unable to meet its obligations. Should the Company be unable to realize economic benefit from its assets and discharge its liabilities in the normal course of business, the net realizable value of assets may be materially less than the amounts recorded on the balance sheets. These financial statements do not include any adjustments to the amounts and classifications of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

The current market conditions and volatility increase the uncertainty of the Company’s ability to continue as a going concern given the need to both curtail expenditures and to raise additional funds. The Company is experiencing, and has experienced, negative operating cash flows. The Company will continue to search for new or alternate sources of financing but anticipates that the current market conditions may impact the ability to source such funds.

2.	GOING CONCERN

These financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America with the on-going assumption that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. However, certain conditions noted below currently exist which raise substantial doubt about the Company’s ability to continue as a going concern.

The operations of the Company have primarily been funded by the issuance of common stock. Continued operations of the Company are dependant on the Company’s ability to complete equity financings or generate profitable operations in the future. Management’s plan in this regard is to secure additional funds through future equity sales. Such sales may not be available or may not be available on reasonable terms.

There can be no assurance the Company will be able to continue to raise funds in which case the Company may be unable to meet its obligations. Should the Company be unable to realize economic benefit from its assets and discharge its liabilities in the normal course of business, the net realizable value of assets may be materially less than the amounts recorded on the balance sheets. These financial statements do not include any adjustments to the amounts and classifications of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

The current market conditions and volatility increase the uncertainty of the Company’s ability to continue as a going concern given the need to both curtail expenditures and to raise additional funds. The Company is experiencing, and has experienced, negative operating cash flows. The Company will continue to search for new or alternate sources of financing but anticipates that the current market conditions may impact the ability to source such funds.

SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Text Block]
3.	SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies adopted by the Company are as follows:

Generally accepted accounting principles

The accompanying unaudited financial statements have been prepared by the Company in conformity with accounting principles generally accepted in the United States of America applicable to interim financial information and with the rules and regulations of the United States Securities and Exchange Commission. Accordingly, certain information and note disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed, or omitted, pursuant to such rules and regulations. In the opinion of Management, the unaudited interim financial statements include all adjustments necessary for the fair presentation of the results of the interim periods presented. All adjustments are of a normal recurring nature, except as otherwise noted below. These financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto for the year ended July 31, 2012, included in the Company’s Form 10-K, filed with the Securities and Exchange Commission. The results of operations for the interim periods are not necessarily indicative of the results of operations for any other interim period or for a full fiscal year.

Use of estimates

These financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Foreign currency translation

Transaction amounts denominated in foreign currencies are translated at exchange rates prevailing at transaction dates. Carrying values of monetary assets and liabilities are adjusted at each balance sheet date to reflect the exchange rate at that date. Non-monetary assets and liabilities are translated at the exchange rate on the original transaction date. Gains and losses from restatement of foreign currency monetary assets and liabilities are included in the statements of operations. Revenues and expenses are translated at the rates of exchange prevailing on the dates such items are recognized in the statement of operations.

Cash and cash equivalents

The Company considers cash held at banks and all highly liquid investments with original maturities of three months or less to be cash and cash equivalents. At October 31 and July 31, 2012, cash and cash equivalents consisted of cash held at banks.

Accounting for impairment of long-lived assets and for long-lived assets to be disposed of

Long-lived assets to be held and used by the Company are continually reviewed to determine whether any events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.

For long-lived assets to be held and used, the Company bases its evaluation on such impairment indicators as the nature of the assets, the future economic benefit of the assets, any historical or future profitability measurements, as well as other external market conditions or factors that may be present. In the event that facts and circumstances indicate that the carrying amount of an asset may not be recoverable and an estimate of future undiscounted cash flows is less than the carrying amount of an asset, an impairment loss will be recognized.

Web-site development costs

Web-site development costs are expensed as incurred.

Contributed executive services

The Company is required to report all costs of conducting its business. Accordingly, the Company records the fair value of contributed executive services provided to the Company at no cost as compensation expense, with a corresponding increase to additional paid-in capital, in the year in which the services are provided.

For each of the three month periods ended October 31, 2012 and 2011 the Company recorded contributed executive services in the amount of $15,000.

Income taxes

A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss carry forwards. Deferred tax expenses (benefit) result from the net change during the period of deferred tax assets and liabilities. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Net loss per share

Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share takes into consideration shares of common stock outstanding (computed under basic net loss per share) and potentially dilutive shares of common stock.

Recent accounting pronouncements

There are no recent accounting pronouncements which are expected to have a material effect on the Company’s financial statements.

3.	SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies adopted by the Company are as follows:

Use of estimates

These financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Foreign currency translation

Transaction amounts denominated in foreign currencies are translated at exchange rates prevailing at transaction dates. Carrying values of monetary assets and liabilities are adjusted at each balance sheet date to reflect the exchange rate at that date. Non-monetary assets and liabilities are translated at the exchange rate on the original transaction date. Gains and losses from restatement of foreign currency monetary assets and liabilities are included in the statements of operations. Revenues and expenses are translated at the rates of exchange prevailing on the dates such items are recognized in the statement of operations.

Cash and cash equivalents

The Company considers cash held at banks and all highly liquid investments with original maturities of three months or less to be cash and cash equivalents. At July 31, 2012 and 2011, cash and cash equivalents consisted of cash held at banks.

Accounting for impairment of long-lived assets and for long-lived assets to be disposed of

Long-lived assets to be held and used by the Company are continually reviewed to determine whether any events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.

For long-lived assets to be held and used, the Company bases its evaluation on such impairment indicators as the nature of the assets, the future economic benefit of the assets, any historical or future profitability measurements, as well as other external market conditions or factors that may be present. In the event that facts and circumstances indicate that the carrying amount of an asset may not be recoverable and an estimate of future undiscounted cash flows is less than the carrying amount of an asset, an impairment loss will be recognized.

Web-site development costs

Web-site development costs are expensed as incurred.

Contributed executive services

The Company is required to report all costs of conducting its business. Accordingly, the Company records the fair value of contributed executive services provided to the Company at no cost as compensation expense, with a corresponding increase to additional paid-in capital, in the year in which the services are provided.

For each of the years ended July 31, 2012 and 2011 the Company recorded contributed executive services in the amount of $60,000.

Income taxes

A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss carry forwards. Deferred tax expenses (benefit) result from the net change during the period of deferred tax assets and liabilities. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Net loss per share

Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share takes into consideration shares of common stock outstanding (computed under basic net loss per share) and potentially dilutive shares of common stock.

Recent accounting pronouncements

There are no recent accounting pronouncements which are expected to have a material effect on the Company’s financial statements.

PATENT APPLICATION AND INTELLECTUAL PROPERTY	3 Months Ended	12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012
PATENT APPLICATION AND INTELLECTUAL PROPERTY [Text Block]
4.	PATENT APPLICATION AND INTELLECTUAL PROPERTY

Pursuant to an agreement dated May 6, 2004, the Company acquired a patent application and intellectual rights to a process to solidify and remove spilled oil on land and water.

In consideration for the sale, assignment and transfer of the technology, the Company agreed to:

	a)	Pay the inventor the sum of $10,000 upon execution of the agreement (paid);
	b)	Issue to the inventor a total of 150,000 shares of common stock upon execution of the agreement (issued); and
c)

Pay to the inventor a royalty fee in the amount of $0.075 (Cdn $0.10) per pound of the formulation produced by or on behalf of the Company to any subsidiary, affiliate, agent or sub-contractor of the Company as defined in the agreement.

During the year ended July 31, 2007, due to the uncertainty of the development of this patent, management wrote off the cost to date in its statement of operations.

4.	PATENT APPLICATION AND INTELLECTUAL PROPERTY

Pursuant to an agreement dated May 6, 2004, the Company acquired a patent application and intellectual rights to a process to solidify and remove spilled oil on land and water.

In consideration for the sale, assignment and transfer of the technology, the Company agreed to:

	a)	Pay the inventor the sum of $10,000 upon execution of the agreement (paid);
	b)	Issue to the inventor a total of 150,000 shares of common stock upon execution of the agreement (issued); and
c)

Pay to the inventor a royalty fee in the amount of $0.075 (Cdn $0.10) per pound of the formulation produced by or on behalf of the Company to any subsidiary, affiliate, agent or sub-contractor of the Company as defined in the agreement.

During the year ended July 31, 2007, due to the uncertainty of the development of this patent, management wrote off the cost to date in its statement of operations.

CAPITAL STOCK	3 Months Ended	12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012
CAPITAL STOCK [Text Block]
5.	CAPITAL STOCK

Holders of common stock are entitled to one vote for each share held. There are no restrictions that limit the Company's ability to pay dividends on its common stock. The Company has not declared any dividends since incorporation.

On October 23, 2012, the Company issued 266,667 shares of its common stock at $0.15 per share for proceeds totaling $40,000 pursuant to a registered offering of 1,000,000 shares.

5.	CAPITAL STOCK

Holders of common stock are entitled to one vote for each share held. There are no restrictions that limit the Company's ability to pay dividends on its common stock. The Company has not declared any dividends since incorporation.

On February 23, 2012, the Company issued 100,000 shares of its common stock at $0.10 per share for proceeds totaling $10,000 in a private placement transaction.

INCOME TAXES	12 Months Ended
Jul. 31, 2012
INCOME TAXES [Text Block]
6.	INCOME TAXES

	2012	2011

Net loss	$(127,357)	$(105,039)

Expected income tax recovery	(43,301)	(35,713)
Non-deductible expense	20,400	20,400
Unrecognized current benefit of operating losses	22,901	15,313

Total income taxes	$-	$-

The Company’s total income tax asset is as follows:

Tax benefit of net operating loss carry forward	$336,930	$293,629
Valuation allowance	(336,930)	(293,629)

	$-	$-

The Company has net operating loss carry forwards of approximately $991,000 available for deduction against future years taxable income. The valuation allowance increased to $336,930 during the year ended July 31, 2012, since the realization of the net operating loss carry forwards are doubtful. It is reasonably possible that the Company’s estimate of the valuation allowance will change. The operating loss carry forwards will expire at various times through 2032.

RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012
RELATED PARTY TRANSACTIONS [Text Block]
6.	RELATED PARTY TRANSACTIONS

At October 31, 2012, there is $134,236 (July 31, 2012 - $133,488) due to a director and shareholder of the Company. The amounts are unsecured, non-interest bearing and are due on demand. Although these advances are interest free, interest will be imputed and charged to contributed capital. To date, imputed interest is an immaterial amount and has not been recorded through October 31, 2012.

For each of the three month periods ended October 31, 2012 and 2011 the Company accrued rent of $600 to a director of the Company. Rent is accrued on a month to month basis. At October 31, 2012 there is $22,200 (July 31, 2012 - $21,600) payable to a related party with respect to rent payable.

For each of the three month periods ended October 31, 2012 and 2011 there was $15,000 in contributed executive services recorded in additional paid in capital in relation to services of the Company’s sole director.

These transactions were in the normal course of operations and were measured at the exchange value which represents the amount of consideration established and agreed to by the related parties.

7.	RELATED PARTY TRANSACTIONS

At July 31, 2012, there is $133,488 (2011 - $98,946) due to a director and shareholder of the Company. The amounts are unsecured, non-interest bearing and are due on demand. Although these advances are interest free, interest will be imputed and charged to contributed capital. To date, imputed interest is an immaterial amount and has not been recorded through July 31, 2012.

For each of the years ended July 31, 2012 and 2011 the Company accrued rent of $2,400 to a director of the Company. Rent is accrued on a month to month basis. At July 31, 2012 there is $21,600 (2011 - $19,200) payable to a related party with respect to rent payable.

For the year ended July 31, 2012 there was $60,000 (2011- $60,000) in contributed executive services recorded in additional paid in capital in relation to services of the Company’s sole director.

These transactions were in the normal course of operations and were measured at the exchange value which represents the amount of consideration established and agreed to by the related parties.

SUPPLEMENTAL CASH FLOW DISCLOSURE	3 Months Ended	12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012
SUPPLEMENTAL CASH FLOW DISCLOSURE [Text Block]
7.	SUPPLEMENTAL CASH FLOW DISCLOSURE

During the three month period ended October 31, 2012, the Company’s sole director contributed $15,000 (October 31, 2011 -$15,000) as executive services which was recorded as additional paid in capital.

8.	SUPPLEMENTAL CASH FLOW DISCLOSURE

During the year ended July 31, 2005 the Company acquired a patent application and intellectual rights and issued to the inventor a total of 150,000 shares of common stock at $0.05 per share.

During the year ended July 31, 2006 the Company issued 601,000 shares at a value of $36,060 among which $33,960 was received during the year ended July 31, 2005.

During the years ended July 31, 2006, 2007, 2008, 2009, 2010, 2011 and 2012 the Company’s sole director contributed $60,000 per year as executive services which were recorded as additional paid in capital.

FINANCIAL INSTRUMENTS	3 Months Ended	12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012
FINANCIAL INSTRUMENTS [Text Block]
8.	FINANCIAL INSTRUMENTS

The Company’s financial instruments consist of cash, accounts payable and accrued liabilities, accounts payable and accrued liabilities – related party and due to related parties. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments. The fair value of these financial instruments approximate their carrying values, unless otherwise noted. Cash is based on level 1 inputs.

9.	FINANCIAL INSTRUMENTS

The Company’s financial instruments consist of cash, accounts payable and accrued liabilities, accounts payable and accrued liabilities – related party and due to related parties. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments. The fair value of these financial instruments approximate their carrying values, unless otherwise noted. Cash is based on level 1 inputs.

SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012
SEGMENT INFORMATION [Text Block]
9.	SEGMENT INFORMATION

The Company operates in one reportable segment, being the development of a technology relating to the process of solidifying and removing spilled oil on land and water, primarily in Canada.

10.	SEGMENT INFORMATION

The Company operates in one reportable segment, being the development of a technology relating to the process of solidifying and removing spilled oil on land and water, primarily in Canada.

SUBSEQUENT EVENT	3 Months Ended	12 Months Ended
	Oct. 31, 2012	Jul. 31, 2012
SUBSEQUENT EVENT [Text Block]
10.	SUBSEQUENT EVENT

On November 14, 2012, the Company issued 166,666 shares of its common stock at $0.15 per share for proceeds totaling $25,000 pursuant to a registered offering of 1,000,000 shares.

11.	SUBSEQUENT EVENT

On October 23, 2012, the Company issued 266,667 shares of its common stock at $0.15 per share for proceeds totaling $40,000 pursuant to a registered offering of 1,000,000 shares.

Summary of Significant Accounting Policies (Policies)	3 Months Ended
Oct. 31, 2012
Use of estimates [Policy Text Block]
Use of estimates

These financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Foreign currency translation [Policy Text Block]
Foreign currency translation

Transaction amounts denominated in foreign currencies are translated at exchange rates prevailing at transaction dates. Carrying values of monetary assets and liabilities are adjusted at each balance sheet date to reflect the exchange rate at that date. Non-monetary assets and liabilities are translated at the exchange rate on the original transaction date. Gains and losses from restatement of foreign currency monetary assets and liabilities are included in the statements of operations. Revenues and expenses are translated at the rates of exchange prevailing on the dates such items are recognized in the statement of operations.

Cash and cash equivalents [Policy Text Block]
Cash and cash equivalents

The Company considers cash held at banks and all highly liquid investments with original maturities of three months or less to be cash and cash equivalents. At October 31 and July 31, 2012, cash and cash equivalents consisted of cash held at banks.

Accounting for impairment of long-lived assets and for long-lived assets to be disposed of [Policy Text Block]
Accounting for impairment of long-lived assets and for long-lived assets to be disposed of

Long-lived assets to be held and used by the Company are continually reviewed to determine whether any events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.

For long-lived assets to be held and used, the Company bases its evaluation on such impairment indicators as the nature of the assets, the future economic benefit of the assets, any historical or future profitability measurements, as well as other external market conditions or factors that may be present. In the event that facts and circumstances indicate that the carrying amount of an asset may not be recoverable and an estimate of future undiscounted cash flows is less than the carrying amount of an asset, an impairment loss will be recognized.

Web-site development costs [Policy Text Block]
Web-site development costs

Web-site development costs are expensed as incurred.

Contributed executive services [Policy Text Block]
Contributed executive services

The Company is required to report all costs of conducting its business. Accordingly, the Company records the fair value of contributed executive services provided to the Company at no cost as compensation expense, with a corresponding increase to additional paid-in capital, in the year in which the services are provided.

For each of the three month periods ended October 31, 2012 and 2011 the Company recorded contributed executive services in the amount of $15,000.

Income taxes [Policy Text Block]
Income taxes

A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss carry forwards. Deferred tax expenses (benefit) result from the net change during the period of deferred tax assets and liabilities. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Net loss per share [Policy Text Block]
Net loss per share

Basic net loss per share is computed by dividing net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per share takes into consideration shares of common stock outstanding (computed under basic net loss per share) and potentially dilutive shares of common stock.

Recent accounting pronouncements [Policy Text Block]
Recent accounting pronouncements

There are no recent accounting pronouncements which are expected to have a material effect on the Company’s financial statements.

SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	3 Months Ended
Oct. 31, 2012
Significant Accounting Policies 1	$ 15,000

PATENT APPLICATION AND INTELLECTUAL PROPERTY (Narrative) (Details)	3 Months Ended
	Oct. 31, 2012 USD ($)	Oct. 31, 2012
Patent Application And Intellectual Property 1	$ 10,000
Patent Application And Intellectual Property 2	150,000	150,000
Patent Application And Intellectual Property 3	$ 0.075
Patent Application And Intellectual Property 4	0.1	0.1

CAPITAL STOCK (Narrative) (Details) (USD $)	3 Months Ended
Oct. 31, 2012
Capital Stock 1	266,667
Capital Stock 2	$ 0.15
Capital Stock 3	$ 40,000
Capital Stock 4	1,000,000

RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)	3 Months Ended
Oct. 31, 2012
Related Party Transactions 1	$ 134,236
Related Party Transactions 2	133,488
Related Party Transactions 3	600
Related Party Transactions 4	22,200
Related Party Transactions 5	21,600
Related Party Transactions 6	$ 15,000

SUPPLEMENTAL CASH FLOW DISCLOSURE (Narrative) (Details) (USD $)	3 Months Ended
Oct. 31, 2012
Supplemental Cash Flow Disclosure 1	$ 15,000
Supplemental Cash Flow Disclosure 2	$ 15,000

SUBSEQUENT EVENT (Narrative) (Details) (USD $)	3 Months Ended
Oct. 31, 2012
Subsequent Event 1	166,666
Subsequent Event 2	$ 0.15
Subsequent Event 3	$ 25,000
Subsequent Event 4	1,000,000